Finance Receivables - Changes In Accretable Yield For Purchased Credit Impaired (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	$ 506	$ 768	$ 624
Accretable yield for SpringCastle Portfolio contributed to SFC		366
Accretion	(85)	(112)	(117)
Reclassifications from nonaccretable difference	20	142	261
Transfers due to finance receivables sold		(658)
Balance at end of period	441	506	768
SpringCastle Portfolio
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	452	0	0
Accretable yield for SpringCastle Portfolio contributed to SFC		366
Accretion	(77)	(37)	0
Reclassifications from nonaccretable difference	0	123	0
Transfers due to finance receivables sold		0
Balance at end of period	375	452	0
FA Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	54	768	624
Accretable yield for SpringCastle Portfolio contributed to SFC		0
Accretion	(8)	(75)	(117)
Reclassifications from nonaccretable difference	20	19	261
Transfers due to finance receivables sold		(658)
Balance at end of period	66	54	$ 768
Finance Receivables Originated
Changes in accretable yield for purchased credit impaired finance receivables
Accretion of purchased credit impairment FA loans held for sale	$ 6	$ 13